Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 70,503	$ 106,431
Deferred tax liabilities	(47,142)	(2,526)
Deferred tax assets and liabilities	23,361	103,905	$ 124,563
Property, plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,547	1,406
Deferred tax liabilities	(1,921)	(2,701)
Deferred tax assets and liabilities	(374)	(1,295)
Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(2,132)	(4,406)
Deferred tax assets and liabilities	(2,132)	(4,406)
Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	904	974
Deferred tax assets and liabilities	904	974
Other current assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2,688	2,965
Deferred tax assets and liabilities	2,688	2,965
Trade and other payables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	792	859
Deferred tax assets and liabilities	792	859
Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(46,297)	(2,367)
Deferred tax assets and liabilities	(46,297)	(2,367)
Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,999	3,428
Deferred tax assets and liabilities	3,999	3,428
Other current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,853	1,666
Deferred tax assets and liabilities	1,853	1,666
Lease liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2,565	3,465
Deferred tax assets and liabilities	2,565	3,465
Tax losses carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	33,408	73,626
Deferred tax assets and liabilities	33,408	73,626
Contract Liabilities and Related Payables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	615	513
Deferred tax assets and liabilities	615	513
Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	25,377	24,534
Deferred tax assets and liabilities	25,377	24,534
Others [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(37)	(57)
Deferred tax assets and liabilities	(37)	(57)
Before Set Off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	73,748	113,436
Deferred tax liabilities	(50,387)	(9,531)
Deferred tax assets and liabilities	23,361	103,905
Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,245	7,005
Deferred tax liabilities	$ (3,245)	$ (7,005)